Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities, Noncurrent [Abstract]
Schedule of other noncurrent liabilities
	December 31, 2017	December 31, 2018

Deferred government grants	30,416	351,896
Deferred revenue	—	193,524
Warranty	—	130,719
Rental payable	48,926	129,995
Deferred construction allowance	61,771	124,678
Total	141,113	930,812